Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Jul. 07, 2010
401(k) savings plan
Maximum percentage of compensation for which employer makes matching contribution	5.00%
Employer contributions	$ 724,273	$ 655,808	$ 622,681
Employee Stock Ownership Plan ("ESOP")
Requisite age to participate in the plan	21 years
Requisite period of service to participate in the plan	1 year
Minimum service hours to participate in the plan	1000 hours
Number of shares of common stock sold to the Oneida Savings Bank employee stock ownership plan				157,500
Number of installments in which loan is payable	10
Period over which loan in payable in installments	10 years
Variable interest rate (as a percent)	3.25%	3.25%
Contributions to ESOP	235,835	288,538	331,100
ESOP compensation expense	350,113	343,042	302,739
Shares held by ESOP
Allocated to participants (in shares)	400,193	366,202
Unearned (in shares)	44,965	78,956
Total ESOP shares	445,158	445,158
Fair value of unearned shares	$ 478,877	$ 750,082